Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 2,552	¥ 2,479	¥ 1,589
Indefinite-lived intangibles	53,123	11,272
Depreciation and amortization	61,653	61,340	61,424
Information processing and communications [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization	47,714	47,244	48,893
Occupancy and related depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization	¥ 13,939	¥ 14,096	¥ 12,531